Investment Objectives and Goals - Clough Global Macro ETF	Oct. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMlARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Clough Global Macro ETF (the “Fund”) seeks long-term capital appreciation.